FINANCIAL ASSETS AND LIABILITIES - Derivative and hedging activities (Details) € in Millions, ₨ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 PKR (₨)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 PKR (₨)
Available facilities
Other comprehensive loss, net of tax, exchange differences on translation		$ 638	$ (85)	$ 1,836
Total outstanding amount						$ 11,103			$ 10,489
Cross currency swaps
Available facilities
Facility amount	€ 537						$ 600
Swaps term (in years)	4 years
Foreign exchange contracts | Net investment hedge accounting
Available facilities
Other comprehensive loss, net of tax, exchange differences on translation		$ 125
Term loan | Net investment hedge accounting
Available facilities
Facility amount | €					€ 627
Interest rate swap contracts
Available facilities
Total outstanding amount | ₨								₨ 10,350		₨ 16,483
Fixed interest rate | Minimum | Interest rate swap contracts
Available facilities
Interest rate (as a percent)					8.15%	8.15%
Fixed interest rate | Maximum | Interest rate swap contracts
Available facilities
Interest rate (as a percent)					8.72%	8.72%